Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Trade and other current payables [abstract]
Salaries and bonus payable	$ 595,575	$ 19,457	$ 601,239
Interest payable	963	31	2,854
Pension payable	32,038	1,047	32,402
Employees' compensation payable	212,391	6,939	371,912
Directors' remuneration payable	9,951	325	18,596
Other expense payable	827,564	27,036	953,179
Other payables	$ 1,678,482	$ 54,835	$ 1,980,182